Summary Of Significant Accounting Policies - Additional Information (Detail) - EBP 006 [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) Month loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employee benefit plan, contribution, receivable		$ 1,253	$ 1,322
Ebp, forfeited nonvested account		1,192	$ 853
Ebp, forfeited nonvested account, decrease from administrative expense		$ 304
Maximum [Member]
EBP, Description of Plan [Line Items]
Ebp, asset held for investment, participant loan, interest rate	[1]	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Ebp, asset held for investment, participant loan, interest rate	[1]	4.25%
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
Ebp, note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Ebp, note receivable from participant, account, maximum borrowing, amount		$ 50
Ebp, note receivable from participant, account, minimum borrowing, amount		$ 1
Employee benefit plan, maximum loan allowed | loan		1
Employee benefit plan note receivable from participant account borrowing standardize percentage		prime rate plus 1%
Investment, Identifier [Axis]: Notes Receivable from Participants | Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, loan repayment period | Month		60
Ebp, asset held for investment, participant loan, interest rate		9.50%
Investment, Identifier [Axis]: Notes Receivable from Participants | Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, loan repayment period | Month		12
Ebp, asset held for investment, participant loan, interest rate		4.25%
Other Security Investments [Member]
EBP, Description of Plan [Line Items]
Ebp, risk and uncertainty, concentration of investment at fair value to total investments, percentage		26.00%	26.00%

[1]	Party In Interest